Information by segment (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Entity-wide disclosures

The geographic information analyzes the Group’s revenues and non-current assets by country of domicile and other individually material countries. In presenting the geographic information, both revenue and assets excluding deferred tax assets and financial instruments are based on geographic location.

	Revenues			Non-current assets excluding deferred tax assets and financial instruments
	(€’000)			(€’000)
	2017	2016	2015	2017	2016	2015
France	86,180	68,816	62,007	261,558	223,917	189,926
Germany	106,069	84,449	68,568	374,893	281,935	231,309
The Netherlands	80,411	70,678	65,225	373,390	286,604	235,270
United Kingdom	45,977	45,831	51,114	87,955	81,156	96,747
Other countries	170,665	152,014	139,646	350,624	316,644	272,771
Total	489,302	421,788	386,560	1,448,420	1,190,256	1,026,023

Disclosure of Information by Segment

Information by segment, 2017

	FR, DE, NL and UK	Rest of Europe	Subtotal	Corporate and other	Total
	(€’000)
Recurring revenue	302,346	160,170	462,516	—	462,516
Non-recurring revenue	16,291	10,495	26,786	—	26,786
Total revenue	318,637	170,665	489,302	—	489,302
Cost of sales	(119,931)	(57,810)	(177,741)	(12,730)	(190,471)
Gross profit/(loss)	198,706	112,855	311,561	(12,730)	298,831
Other income	97	—	97	—	97
Sales and marketing costs	(9,780)	(5,891)	(15,671)	(17,794)	(33,465)
General and administrative costs	(87,903)	(37,045)	(124,948)	(42,242)	(167,190)
Operating income	101,120	69,919	171,039	(72,766)	98,273
Net Finance expense					(44,367)
Profit before taxation					53,906
Total assets	1,229,960	393,644	1,623,604	78,467	1,702,071
Total liabilities	267,751	77,505	345,256	760,087	1,105,343
Capital expenditures, including intangible assets*	(174,818)	(69,832)	(244,650)	(11,365)	(256,015)
Depreciation, amortization and impairments	72,721	29,365	102,086	6,166	108,252
Adjusted EBITDA(1)	174,818	99,665	274,483	(53,522)	220,961

Information by segment, 2016

	FR, DE, NL and UK	Rest of Europe	Subtotal	Corporate and other(i)	Total
	(€’000)
Recurring revenue	256,004	143,954	399,958	—	399,958
Non-recurring revenue	13,770	8,060	21,830	—	21,830
Total revenue	269,774	152,014	421,788	—	421,788
Cost of sales	(100,921)	(51,769)	(152,690)	(9,878)	(162,568)
Gross profit/(loss)	168,853	100,245	269,098	(9,878)	259,220
Other income	333	—	333	—	333
Sales and marketing costs	(8,390)	(5,209)	(13,599)	(16,342)	(29,941)
General and administrative costs	(73,238)	(32,632)	(105,870)	(32,687)	(138,557)
Operating income	87,558	62,404	149,962	(58,907)	91,055
Net Finance expense					(36,269)
Profit before taxation					54,786
Total assets	990,406	363,444	1,353,850	128,815	1,482,665
Total liabilities	202,330	73,613	275,943	657,953	933,896
Capital expenditures, including intangible assets*	(170,707)	(69,650)	(240,357)	(10,521)	(250,878)
Depreciation, amortization and impairments	60,128	25,371	85,499	4,336	89,835
Adjusted EBITDA(1)	148,191	88,195	236,386	(45,510)	190,876

Information by segment, 2015

	FR, DE, NL and UK	Rest of Europe	Subtotal	Corporate and other(i)	Total
	(€’000)
Recurring revenue	232,624	132,551	365,175	—	365,175
Non-recurring revenue	14,290	7,095	21,385	—	21,385
Total revenue	246,914	139,646	386,560	—	386,560
Cost of sales	(93,311)	(49,440)	(142,751)	(8,862)	(151,613)
Gross profit/(loss)	153,603	90,206	243,809	(8,862)	234,947
Other income	365	—	365	20,923	21,288
Sales and marketing costs	(7,925)	(5,145)	(13,070)	(15,147)	(28,217)
General and administrative costs	(62,828)	(30,687)	(93,515)	(40,876)	(134,391)
Operating income	83,215	54,374	137,589	(43,962)	93,627
Net Finance expense					(29,022)
Profit before taxation					64,605
Total assets	878,568	309,218	1,187,786	64,278	1,252,064
Total liabilities	196,996	54,396	251,392	493,255	744,647
Capital expenditures, including intangible assets*	(131,812)	(55,004)	(186,816)	(5,820)	(192,636)
Depreciation, amortization and impairments	50,317	23,688	74,005	4,224	78,229
Adjusted EBITDA(1)	134,328	78,868	213,196	(41,920)	171,276

Note:— * Capital expenditure, including intangible assets, represent payments to acquire property, plant and equipment and intangible assets, as recorded in the consolidated statement of cash flows as “Purchase of property, plant and equipment” and “Purchase of intangible assets” respectively.

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.

Summary of Detailed Information about Reconciliation to Adjusted EBITDA

Reconciliation to Adjusted EBITDA

Consolidated

	2017	2016(i)	2015(i)
	(€’000)
Net income	39,067	38,336	46,680
Income tax expense	14,839	16,450	17,925
Profit before taxation	53,906	54,786	64,605
Finance income	(1,411)	(1,206)	(5,742)
Finance expense	45,778	37,475	34,764
Operating income	98,273	91,055	93,627
Depreciation, amortization and impairments	108,252	89,835	78,229
Share-based payments	9,929	7,890	9,047
Increase/(decrease) in provision for onerous lease contracts(4)	—	—	(184)
M&A transaction break fee income(2)	—	—	(20,923)
M&A transaction costs(3)	4,604	2,429	11,845
Income from sub-leases on unused data center sites(5)	(97)	(95)	(365)
Increase/(decrease) in provision for site restoration(6)	—	(238)	—
Adjusted EBITDA(1)	220,961	190,876	171,276

France, Germany, The Netherlands and the United Kingdom

	2017	2016	2015
	(€’000)
Operating income	101,120	87,558	83,215
Depreciation, amortization and impairments	72,721	60,128	50,317
Share-based payments	1,074	838	1,345
Increase/(decrease) in provision for onerous lease contracts(4)	—	—	(184)
Income from sub-leases on unused data center sites(5)	(97)	(95)	(365)
Increase/(decrease) in provision for site restoration(6)	—	(238)	—
Adjusted EBITDA(1)	174,818	148,191	134,328

Rest of Europe

	2017	2016	2015
	(€’000)
Operating income	69,919	62,404	54,374
Depreciation, amortization and impairments	29,365	25,371	23,688
Share-based payments	381	420	806
Adjusted EBITDA(1)	99,665	88,195	78,868

Corporate and other

	2017	2016(i)	2015(i)
	(€’000)
Operating income	(72,766)	(58,907)	(43,962)
Depreciation, amortization and impairments	6,166	4,336	4,224
Share-based payments	8,474	6,632	6,896
M&A transaction break fee income(2)	—	—	(20,923)
M&A transaction costs(3)	4,604	2,429	11,845
Adjusted EBITDA(1)	(53,522)	(45,510)	(41,920)

Notes:

1)	“Adjusted EBITDA” is a non-IFRS financial measure within the meaning of the rules of the SEC. See “Non-IFRS Financial Measures” for more information on this measure, including why we believe that this supplemental measure is useful, and the limitations on the use of this supplemental measure.
2)	“M&A transaction break fee income” represents the cash break up fee received following the termination of the Implementation Agreement in May 2015. This fee was included in “Other income”.
3)	“M&A transaction costs” are costs associated with the evaluation, diligence and conclusion or termination of merger or acquisition activity. These costs are included in “General and administrative costs”.
4)	“Increase/(decrease) in provision for onerous lease contracts” relates to those contracts in which we expect losses to be incurred in respect of unused data center sites over the term of the lease contract. This item is treated as ”General and administrative costs”.
5)	“Income from sub-leases of unused data center sites” represents the income on sub-lease of portions of unused data center sites to third parties. This income is treated as ”Other income”.
6)	“Increase/(decrease) in provision for site restoration” represents income or expense related to the termination of data center sites. This item is treated as ”Other income”.
(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.